Cover	Apr. 06, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note: On April 6, 2020, Albany International Corp. (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Initial 8-K”) to provide a COVID-19 business update. This Form 8-K/A amends the Initial 8-K to correct certain hyperlinks in that filing were nonfunctioning. No other changes have been made to the content of the original Form 8-K filed on April 6, 2020.
Document Period End Date	Apr. 06, 2020
Entity File Number	1-10026
Entity Registrant Name	ALBANY INTERNATIONAL CORP.
Entity Central Index Key	0000819793
Entity Tax Identification Number	14-0462060
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	216 Airport Drive
Entity Address, City or Town	Rochester
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03867
City Area Code	603
Local Phone Number	330-5850
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	None
Class A Common Stock, $0.001 par value per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	AIN
Security Exchange Name	NYSE
Class B Common Stock, $0.001 par value per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class B Common Stock, $0.001 par value per share
Trading Symbol	AIN
Security Exchange Name	NYSE